Vanguard High-Yield Active ETF Shareholder Fees - ETF Prospectus [Member] - Vanguard High-Yield Active ETF - ETF Shares	Jan. 31, 2026 USD ($) [1]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0

[1]	None through Vanguard (Broker fees vary)